Condensed Consolidated Interim Statements of Financial Position (Unaudited) - JPY (¥) ¥ in Millions	Jun. 30, 2025	Mar. 31, 2025
Current assets:
Cash and cash equivalents	¥ 10,636	¥ 8,584
Cash segregated as deposits	49,843	51,655
Customer accounts receivable	1,114	1,086
Other financial assets	109	62
Crypto assets held	53,613	44,680
Other current assets	653	1,035
Total current assets	115,968	107,102
Noncurrent assets:
Property and equipment	1,795	1,909
Intangible assets	2,546	2,401
Crypto asset held	115	43
Other financial assets	531	433
Deferred tax assets	264	386
Total non-current assets	5,251	5,172
Total assets	121,219	112,274
Current liabilities:
Deposits received	50,993	50,911
Other financial liabilities	4,420	2,826
Crypto asset borrowings	53,307	44,479
Income taxes payable	58	799
Excise tax payable	291	303
Other current liabilities	483	536
Total current liabilities	109,552	99,854
Non-current liabilities:
Other financial liabilities	806	901
Warrant liability	615	410
Provisions	341	340
Total non-current liabilities	1,762	1,651
Total Liabilities	111,314	101,505
Equity:
Ordinary Shares	213	213
Capital surplus	13,317	13,317
Share-based payment reserve	306
Treasury Shares	(4)	(4)
Retained earnings (accumulated deficit)	(4,147)	(2,770)
Foreign currency translation adjustment	220	13
Total equity	9,905	10,769
Total liabilities and equity	¥ 121,219	¥ 112,274